Related-Party Transactions (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) ft²	Dec. 31, 2024 USD ($)
Related Party Transactions [Abstract]
Advances from related party	$ 619,999	$ 469,528
Area of land | ft²	1,000
Payments for rent	$ 1
Lease payments	$ 1